Inventories - Schedule of Inventories (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Food, beverage and packaged products	¥ 26,648,228	¥ 26,230,212
Merchandise for e-commerce sales	2,815,376	2,979,839
Others	7,329,118	8,368,364
Total	¥ 36,792,722	¥ 37,578,415